Commitments and contingencies (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
2016 (remainder of)	$ 11,653
2017	23,606
2018	23,606
2019	23,606
2020	23,606
2021 and thereafter	7,904
Less interest	(19,679)
Principal	93,102
Less current portion	(16,303)	$ 0
Noncurrent portion	$ 76,799	$ 0